Organization and Nature of Business (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 07, 2022	Dec. 31, 2022 segment $ / shares	Sep. 25, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Jun. 30, 2021 $ / shares
Related Party Transaction [Line Items]
Number of reportable segments | segment		3
Percentage of common stock to be distributed			100.00%
Common stock, par value (in usd per share)		$ 0.001		$ 0.001	$ 0.001
Stock split conversion ratio	0.01333
CXApp
Related Party Transaction [Line Items]
Common stock, par value (in usd per share)			$ 0.00001
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations, Spinoff | CXApp
Related Party Transaction [Line Items]
Consideration received | $			$ 69